Common Stock and Warrants (Details - Fair value assumptions - warrant liability)				1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 14, 2022	Aug. 12, 2022	Apr. 13, 2022	May 25, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Risk free interest rate					3.20%
Expected term (years)					5 years 6 months
Expected volatility					177.90%
Warrant Liability 2 [Member]
Class of Stock [Line Items]
Risk free interest rate	3.78%				4.22%
Expected term (years)	2 years
Expected volatility	134.00%				136.00%
Warrant Liability [Member]
Class of Stock [Line Items]
Risk free interest rate		3.25%			4.22%
Expected term (years)		2 years			1 year 10 months 24 days
Expected volatility		132.00%			129.00%
Warrant Liability 3 [Member]
Class of Stock [Line Items]
Risk free interest rate			2.57%		4.25%
Expected term (years)			3 years		2 years 6 months
Expected volatility			184.00%		145.00%
Warrant Liability 4 [Member]
Class of Stock [Line Items]
Risk free interest rate					4.22%	0.53%	0.97%
Expected term (years)					1 year 8 months 12 days	2 years 8 months 12 days	2 years 4 months 24 days
Expected volatility					121.00%	189.00%	191.00%
Warrant Liability 5 [Member]
Class of Stock [Line Items]
Risk free interest rate				0.30%	4.22%		0.97%
Expected term (years)				3 years	1 year 8 months 12 days		2 years 4 months 24 days
Expected volatility				180.00%	123.00%		189.00%